Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 67,631	$ 66,256
Impairment Expense	$ 152	$ 644